TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of TRADE RECEIVABLES [Abstract]
Disclosure of detailed information about trade receivables [Text Block]
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Trade receivables	627,865	577,482
Less: provision for bad debt allowance	(95,504)	(23,940)
	532,361	553,542

Schedule of maturity analysis of trade receivables based on invoice data [Text Block]
All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company's trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Within 90 days	246,441	236,251
Between 3 and 6 months	275,329	268,577
More than 6 months	10,591	48,714
	532,361	553,542

Schedule of maturity analysis of trade receivables that were neither past due nor impaired or past due but not impaired [Text Block]
An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor impaired	Less than 30 days	31 to 120 days	Over 120 days	Sub-total	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000
December 31, 2016	504,828	39,289	9,425	-	-	553,542
December 31, 2017	521,770	10,591	-	-	-	532,361